Related Party Transactions and Exempt Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions and Exempt Party-in-Interest Transactions	Related Party Transactions and Exempt Party-in-Interest Transactions
Plan investments include shares of Columbia Banking System, Inc. stock, which is the common stock of the Company. As of December 31, 2025, the Plan's investment in the Company's common stock was $15.1 million, compared to $15.2 million as of December 31, 2024. Certain Plan investments are shares of mutual funds managed by Fidelity Trust Management Company, which is the trustee of the Plan. These transactions qualify as exempt party-in-interest transactions.